Preferred Stock (Detail) (USD $)	12 Months Ended										12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Sep. 30, 2006 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2008 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Nov. 14, 2008 Series C Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00		$ 1.00							$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 44.15				$ 33.70
Aggregate sale price of preferred stock and warrant											$ 3,500,000,000				$ 1,400,000,000
Preferredsharesrepurchased							3,275
Dividends, Common Stock, Cash	64,000,000	20,000,000	83,000,000
Preferred Stock, Shares Issued								5,000	1,025					35,000	13,500
Payments for Repurchase of Warrants	11,000,000	0	0
Preferred stock	$ 275,000,000	$ 4,942,000,000			$ 172,000,000	$ 172,000,000			$ 103,000,000	$ 0		$ 0	$ 3,442,000,000			$ 0	$ 1,328,000,000
Declared And Accrued Preferred Stock Dividend Basis Spread on Variable Rate								0.53%	0.65%
Declared And Accrued Preferred Stock Dividend Fixed Rate								4.00%	4.00%
Dividend Per Quarter Threshold Prior To Tenth Anniversay Triggering Execise Of Warrants	$ 0.54
Common Stock, Dividends, Per Share, Cash Paid	$ 0.12	$ 0.04	$ 0.22
Preferred Stock, No Par Value								$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share								$ 100,000	$ 100,000					$ 100,000	$ 100,000
Warrant issued to purchase common stock, shares											11,891,280				6,008,902
Preferred Stock, Redemption Price Per Share								$ 100,000	$ 100,000